Elements U.S. Small Cap Portfolio
Elements U.S. Small Cap Portfolio
Investment Objective
The Elements U.S. Small Cap Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Elements U.S. Small Cap Portfolio	Class M	Class Y
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%	none
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	0.73%	0.63%

Example.
This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Elements U.S. Small Cap Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	75	233	406	906
Class Y Shares	64	202	351	786

Expense Example, No Redemption - Elements U.S. Small Cap Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	75	233	406	906
Class Y Shares	64	202	351	786

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended May 31, 2019, the Portfolio’s portfolio turnover rate was 64.16%.
Principal Investment Strategies
The Portfolio seeks to capture the equity risk premium by investing in a broad group of securities of U.S. small capitalization companies. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of U.S. operating companies (i.e., companies tied economically to the United States) listed on the NYSE, NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market® and such other U.S. national securities exchanges deemed appropriate by the Adviser (collectively, “major U.S. markets”), that the Adviser determines to be small capitalization companies as defined below. This market capitalization-weighted portfolio is referred to as the “Universe of U.S. Small Cap Companies.”

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular U.S. company, the greater its representation in the Universe of U.S. Small Cap Companies. The representation of an eligible company in the Universe of U.S. Small Cap Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of U.S. Small Cap Companies, the Adviser adjusts the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors currently include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company in the Portfolio, or exclude a company, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies tied economically to the United States, either directly or indirectly (e.g., through derivatives). See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Policies — Name Policies” below. The Adviser currently considers small capitalization companies to include those companies that, at the time of purchase, are (a) generally in the lowest 10% of total market capitalizations of companies listed on the major U.S. markets, (b) smaller than the 1,000th largest company by market capitalization listed on the major U.S. markets, or (c) constituents of a recognized third-party securities market index that the Adviser deems to be a small-cap index. As of August 31, 2019, the largest company that is within the Adviser’s definition of small capitalization companies had a market capitalization of $8.9 billion. This amount will fluctuate over time. A company is “tied economically” to the United States if, at the time of purchase, it is included in a broad U.S. market index published by FTSE Russell, MSCI Inc., Standard & Poor’s Financial Services LLC or Wilshire Associates or any other widely-recognized provider of broad U.S. market indices or, for companies not included in any widely-recognized index, if the Adviser determines that it would be classified as a U.S. company based on the country classification methodology published by such index providers.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio also uses derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio enters into securities lending transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in the securities of other investment companies, including exchange-traded funds.

The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.
Principal Investment Risks
The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies. Because under normal circumstances the Portfolio invests at least 80% of the value of its net assets in securities issued by small capitalization companies, the Portfolio may be more volatile than funds that invest more of their assets in larger companies.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. For example:
  Value companies may never reach the potential market value perceived by the Adviser, either because the market fails to recognize that value or because the Adviser misjudged that value.
  Momentum companies have recently increased in value and, therefore, may be overvalued at the time of investment by a Portfolio. These companies may experience greater volatility than the market as a whole.
  Quality companies have high profits, so they may face heightened risk that their value will drop if future profits fall short of expectations. High profits may also attract more competition in these companies’ business, which could hurt future performance of quality companies.
The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. To the extent the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Portfolio’s Class M shares for the periods indicated with those of a broad measure of market performance. Annual returns for Class Y shares would be higher than those shown for Class M shares because Class Y shares are not subject to distribution and/or service (12b-1) fees. Because Class Y shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class Y shares is provided below. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.

Best Quarter (as of December 31, 2018)	Worst Quarter (as of December 31, 2018)	Year to Date (as of June 30, 2019)
Q2 2018 8.12%	Q4 2018 -18.06%	12.25%

Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Elements U.S. Small Cap Portfolio	One Year	Since Inception	Inception Date
Class M Shares	(9.66%)	(0.69%)	Mar. 31, 2017
Class M Shares | Return After Taxes on Distributions	(9.99%)	(1.07%)	Mar. 31, 2017
Class M Shares | Return After Taxes on Distributions and Sale of Fund Shares	(5.49%)	(0.54%)	Mar. 31, 2017
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(11.01%)	(0.25%)	Mar. 31, 2017

Returns are shown for Class M shares only. Returns (before and after taxes) for Class Y shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).